Annual Total Returns- Vanguard Global ex-US Real Estate Index Fund (ETF) [BarChart] - ETF - Vanguard Global ex-US Real Estate Index Fund - ETF Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(16.56%)	41.59%	3.34%	2.64%	(1.33%)	1.76%	26.52%	(9.48%)	21.26%	(6.87%)